Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2065 Portfolio	Apr. 30, 2025
VIP Freedom 2065 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.85%
Past 5 years	9.34%
Since Inception	10.23%	[1]
VIP Freedom 2065 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.70%
Past 5 years	9.23%
Since Inception	10.12%	[1]
VIP Freedom 2065 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	13.61%
Past 5 years	9.07%
Since Inception	9.96%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	15.07%
IXWG3
Average Annual Return:
Past 1 year	14.43%
Past 5 years	8.78%
Since Inception	9.57%

[1]	AFrom April 11, 2019.